Investment in Affiliates - Navios Europe I and Navios Europe II (Details) $ in Thousands	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Feb. 18, 2015 USD ($)	Dec. 18, 2013 USD ($)	Oct. 09, 2013 USD ($)
Investments In And Advances To Affiliates [Line Items]
Proceeds from loan facility			$ 0	$ 192,930	$ 161,932
Amount outstanding		$ 539,535	436,254	539,535
Long-term debt		1,197,583	1,095,938	1,197,583
Investment in affiliates		204,808	196,695	204,808
Cash consideration			0	163,791	362,339
Equity method investment income			15,499	18,436	2,000
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Ownership percentage								47.50%
Number of vessels acquired							10
Estimated maximum potential loss			18,268	15,764
Investment in affiliates		5,498	5,967	5,498				$ 4,750
Equity method investment income			$ 1,302	1,294	$ 829
Profit sharing arrangement			On an ongoing basis, Navios Europe I is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loan I and repayments of the Navios Revolving Loans I) according to a defined waterfall calculation as follows: - First, Navios Holdings, Navios Acquisition and Navios Partners will each earn a 12.7% preferred distribution on the Navios Term Loans I and the Navios Revolving Loans I; and - Second, any remaining cash is then distributed on an 80%/20% basis, respectively, between (i) the Junior Loan I holder and (ii) the holders of the Navios Term Loans I. The Navios Term Loan I will be repaid from the future sale of vessels owned by Navios Europe I and is deemed to be the initial investment by Navios Acquisition. Navios Acquisition evaluated its investment in Navios Europe I under ASC 810 and concluded that Navios Europe I is a VIE and that the Company is not the party most closely associated with Navios Europe I and, accordingly, is not the primary beneficiary of Navios Europe I based on the following: - the power to direct the activities that most significantly impact the economic performance of Navios Europe I are shared jointly between (i) Navios Holdings, Navios Acquisition and Navios Partners and (ii) and the Junior Loan I holder; and - while Navios Europe I's residual is shared on an 80%/20% basis, respectively, between (i) the Junior Loan I holder and (ii) Navios Holdings, Navios Acquisition and Navios Partners, the Junior Loan I holder is exposed to a substantial portion of Navios Europe I's risks and rewards.
Unamortized difference of investment		5,386	$ 4,710	5,386				$ 6,763
Navios Europe I | Navios Revolving Loans I
Investments In And Advances To Affiliates [Line Items]
Loan portion		8,523	9,356	8,523
Accrued interest on loan to affiliate		1,743	$ 2,945	1,743
Navios Europe I | Navios Holdings
Investments In And Advances To Affiliates [Line Items]
Ownership percentage								47.50%
Navios Europe I | Navios Maritime Partners L.P.
Investments In And Advances To Affiliates [Line Items]
Ownership percentage								5.00%
Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Preferred distribution percentage			12.70%
Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans I
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity							$ 24,100
Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans I
Investments In And Advances To Affiliates [Line Items]
Long-term debt							$ 10,000
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Ownership percentage						47.50%
Number of vessels acquired			14
Estimated maximum potential loss			$ 22,287	15,867
Investment in affiliates		7,342	5,894	7,342		$ 6,650
Loan portion		7,952	13,652	7,952
Cash consideration		145,550
Equity method investment income			$ (22)	1,317
Preferred distribution percentage			18.00%
Profit sharing arrangement			On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans and repayments of the Navios Revolving Loans II) according to a defined waterfall calculation as follows: First, Navios Holdings, Navios Acquisition and Navios Partners will each earn a 18.0% preferred distribution on the Navios Term Loans II and the Navios Revolving Loans II; and Second, any remaining cash is then distributed on an 80%/20% basis, respectively, between (i) the Junior Loan II holder and (ii) the holders of the Navios Term Loans II.
Unamortized difference of investment		8,895	$ 7,953	8,895		$ 9,419
Navios Europe II | Senior Loans II
Investments In And Advances To Affiliates [Line Items]
Proceeds from loan facility		131,550
Navios Europe II | Navios Revolving Loans II
Investments In And Advances To Affiliates [Line Items]
Accrued interest on loan to affiliate		573	2,741	573
Navios Europe II | Subsequent Event | Navios Revolving Loans II
Investments In And Advances To Affiliates [Line Items]
Increase in availability under the Navios Revolving Loans II	$ 14,000
Navios Europe II | Junior Loan II
Investments In And Advances To Affiliates [Line Items]
Debt instrument face amount		182,150		182,150
Debt instrument fair value		99,147		99,147
Navios Europe II | Navios Term Loans II
Investments In And Advances To Affiliates [Line Items]
Loan portion		7,327	11,602	7,327
Navios Europe II | Navios Holdings
Investments In And Advances To Affiliates [Line Items]
Ownership percentage						47.50%
Navios Europe II | Navios Maritime Partners L.P.
Investments In And Advances To Affiliates [Line Items]
Ownership percentage						5.00%
Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Long-term debt		$ 14,000		$ 14,000
Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans II
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity			$ 43,500